Shareholder Report	12 Months Ended
Aug. 31, 2025 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Shelton Funds
Entity Central Index Key	0000778206
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2025
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Green California Tax-Free Income Fund - Investor Shares
Shareholder Report [Line Items]
Fund Name	Green California Tax-Free Income Fund
Class Name	Investor Class Shares
Trading Symbol	CFNTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Green California Tax-Free Income Fund for the period September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://sheltonfunds.com/forms-literature/. You can also request this information by calling (800) 955-9988 or by sending an e‑mail to info@sheltoncap.com.
Additional Information Phone Number	(800) 955-9988
Additional Information Email	info@sheltoncap.com
Additional Information Website	https://sheltonfunds.com/forms-literature/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Green California Tax-Free Income Fund, Investor Class	$82	0.81%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	0.81%
Factors Affecting Performance [Text Block]

What affected the Fund's performance this period?

• The 0.08% return on the Fund’s broad-based securities market index, the Bloomberg US Municipal Index (Ticker: LMBITR), for the year ended 8/31/25 underperformed The Bloomberg US Treasury Index (Ticker: LUATTRUU) return of 2.42%.

• Municipal bond (“Muni”) index yields largely tracked the trajectory of the yields on the U.S. 10-Year Treasury (“UST”) bond from the beginning of the fiscal year through to April 1, 2025, with more modest peaks and troughs.

• The Muni market was widely disrupted after Liberation Day. After briefly benefiting from the UST market’s flight to safety, Muni bond yields rose rapidly and ultimately converged with UST yields. The month of April showed 81 basis points of index losses alone.

• After the April volatility, risk markets recovered.Steady positive Fund performance followed suit through to the end of the fiscal year. Although positive, the broader Municipal Bond Index returns were also affected by heavy supply and weaker seasonal patterns, limiting the strength of the recovery vs other risk assets.

• The Green CA Tax-free Income Fund’s returns trailed the Bloomberg US Municipal Index due primarily to the Fund being shorter duration, which hurt returns after the volatile April period, and a higher credit quality portfolio which didn’t participate in the risk-on rebound across most asset classes.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	Cumulative Performance (based on a hypothetical $10,000 investment)
Average Annual Return [Table Text Block]	Annual Performance
	1 Year	5 Years	10 Years
Green California Tax-Free Income Fund, Investor Class	-1.41%	-0.43%	1.03%
Bloomberg U.S. Municipal Index	0.08%	0.40%	2.18%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 33,562,336
Holdings Count | Holdings	40
Advisory Fees Paid, Amount	$ 175,786
Investment Company, Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2025)

Net Assets	$33,562,336
Total Number of Portfolio Holdings	40
Total Advisory Fees Paid	$175,786
Portfolio Turnover Rate	40%

Holdings [Text Block]	What did the Fund invest in? (% of Total Investments as of August 31, 2025) Sector Breakdown
Largest Holdings [Text Block]
Top Ten Holdings	Percentage of Total Investments
California Educational Facilities Authority	4.7%
San Jose Financing Authority	4.6%
San Diego Public Facilities Financing Authority	4.6%
City of Los Angeles CA Wastewater System Revenue	4.6%
Milpitas Unified School District	4.4%
William S Hart Union High School District	4.3%
Foothill-De Anza Community College District	4.3%
San Mateo Foster City Public Financing Authority	4.1%
Santa Maria Joint Union High School District	4.1%
San Francisco Bay Area Rapid Transit District	4.0%

U.S. Government Securities Fund - Investor Shares
Shareholder Report [Line Items]
Fund Name	U.S. Government Securities Fund
Class Name	Investor Class Shares
Trading Symbol	CAUSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the U.S. Government Securities Fund for the period September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://sheltonfunds.com/forms-literature/. You can also request this information by calling (800) 955-9988 or by sending an e‑mail to info@sheltoncap.com.
Additional Information Phone Number	(800) 955-9988
Additional Information Email	info@sheltoncap.com
Additional Information Website	https://sheltonfunds.com/forms-literature/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
U.S. Government Securities Fund, Investor Class	$77	0.76%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	0.76%
Factors Affecting Performance [Text Block]

What affected the Fund's performance this period?

• The US Government Bond market continued its volatile trend since the spike in inflation during 2022.This fiscal year was no exception. Diverging sentiments and evolving positioning based on predicting possible Federal Open Market Committee ("FOMC") Federal Fund cuts, understanding GDP growth drivers and digesting the new Administration’s policies and their effects on employment and inflation, caused the US 10-Year to rise +33bps from 3.90% at 8/30/24 to 4.23% on 8/31/25.

• The start of the fiscal year began with a steady decline in yields down to a trough of 3.62% on 9/16/24 - one day prior to the September FOMC meeting. The market priced-in the start of the Fed’s rate cutting cycle, which began with a-50 basis point cut at the FOMC meeting on September 17th.Despite the Fed cutting again during both of their November and December meetings for a total of-100bps in cuts, to a range of 4.25-4.50%, yields moved rapidly higher, culminating with the annual peak of yields at 4.79% on1/14/25.This re-pricing was in response to the incoming Administration’s proposed policies with market participants debating their impacts on growth, employment and inflation.

• Another pivotal point for volatility was around Liberation Day. The announcement of proposed tariffs sparked an immediate flight to safety with US 10-Year Treasuries falling from 4.17% at the close on April 1, 2025 to 4.00% on April 4th. As the implementation was delayed and bartering amongst countries began, yields climbed +49bps over the course of the following week before changing course to end the month of April at 4.16%, essentially unchanged.

• The shape of the US Treasury curve changed quite dramatically over the course of the fiscal year. The 5-year point remained unchanged, whilst the short-end of the curve plummeted, and the long-end of the curve rose.

o 3-Month UST Bill yields fell -97bps

o 30-Year UST Bond yields rose +73bps

• The result of this volatility produced coupon-less type of returns for the Bloomberg US Treasury Index (Ticker: LUATTRUU) of +2.42% for the year ending 8/31/25.

• The Fund returned +0.79% for the period. The portfolio’s higher yield vs. the Bloomberg US Treasury Index was not enough to compensate for the greater term premium investors demanded for buying the long end of the curve. Since longer dated bonds are more sensitive to interest rate moves than short-dated bonds, the Fund’s overweight positioning, concentrated on 20- and 30-year as longer dated bonds, was a drag on returns, causing underperformance for the fiscal year.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	Cumulative Performance (based on a hypothetical $10,000 investment)
Average Annual Return [Table Text Block]

Annual Performance

	1 Year	5 Years	10 Years
U.S. Government Securities Fund, Investor Class	0.79%	-1.16%	0.63%
Bloomberg U.S. Aggregate Bond Index	3.14%	-0.68%	1.80%
Bloomberg U.S. Treasury Index	2.42%	-1.47%	1.18%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 13,324,404
Holdings Count | Holdings	19
Advisory Fees Paid, Amount	$ 15,277
Investment Company, Portfolio Turnover	52.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2025)

Net Assets	$13,324,404
Total Number of Portfolio Holdings	19
Total Advisory Fees Paid	$15,277
Portfolio Turnover Rate	52%

Holdings [Text Block]	What did the Fund invest in? (% of Total Investments as of August 31, 2025) Sector Breakdown
Largest Holdings [Text Block]
Top Ten Holdings	Percentage of Total Investments
United States Treasury Note/Bond, 03/15/2028	13.6%
United States Treasury Note/Bond, 11/15/2041	10.3%
United States Treasury Note/Bond, 04/30/2032	9.1%
United States Treasury Note/Bond, 11/15/2054	8.8%
United States Treasury Note/Bond, 09/30/2029	7.5%
United States Treasury Note/Bond, 08/15/2034	7.4%
United States Treasury Note/Bond, 05/18/2041	6.5%
United States Treasury Note/Bond, 03/31/2027	6.5%
United States Treasury Note/Bond, 10/31/2030	6.3%
United States Treasury Note/Bond, 02/15/2026	6.1%

U.S. Government Securities Fund - K Shares
Shareholder Report [Line Items]
Fund Name	U.S. Government Securities Fund
Class Name	K Class Shares
Trading Symbol	CAUKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the U.S. Government Securities Fund for the period September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://sheltonfunds.com/forms-literature/. You can also request this information by calling (800) 955-9988 or by sending an e‑mail to info@sheltoncap.com.
Additional Information Phone Number	(800) 955-9988
Additional Information Email	info@sheltoncap.com
Additional Information Website	https://sheltonfunds.com/forms-literature/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
U.S. Government Securities Fund, K Class	$128	1.26%

Expenses Paid, Amount	$ 128
Expense Ratio, Percent	1.26%
Factors Affecting Performance [Text Block]

What affected the Fund's performance this period?

• The US Government Bond market continued its volatile trend since the spike in inflation during 2022.This fiscal year was no exception. Diverging sentiments and evolving positioning based on predicting possible Federal Open Market Committee ("FOMC") Federal Fund cuts, understanding GDP growth drivers and digesting the new Administration’s policies and their effects on employment and inflation, caused the US 10-Year to rise +33bps from 3.90% at 8/30/24 to 4.23% on 8/31/25.

• The start of the fiscal year began with a steady decline in yields down to a trough of 3.62% on 9/16/24 - one day prior to the September FOMC meeting. The market priced-in the start of the Fed’s rate cutting cycle, which began with a-50 basis point cut at the FOMC meeting on September 17th.Despite the Fed cutting again during both of their November and December meetings for a total of-100bps in cuts, to a range of 4.25-4.50%, yields moved rapidly higher, culminating with the annual peak of yields at 4.79% on1/14/25.This re-pricing was in response to the incoming Administration’s proposed policies with market participants debating their impacts on growth, employment and inflation.

• Another pivotal point for volatility was around Liberation Day. The announcement of proposed tariffs sparked an immediate flight to safety with US 10-Year Treasuries falling from 4.17% at the close on April 1, 2025 to 4.00% on April 4th. As the implementation was delayed and bartering amongst countries began, yields climbed +49bps over the course of the following week before changing course to end the month of April at 4.16%, essentially unchanged.

• The shape of the US Treasury curve changed quite dramatically over the course of the fiscal year. The 5-year point remained unchanged, whilst the short-end of the curve plummeted, and the long-end of the curve rose.

o 3-Month UST Bill yields fell -97bps

o 30-Year UST Bond yields rose +73bps

• The result of this volatility produced coupon-less type of returns for the Bloomberg US Treasury Index (Ticker: LUATTRUU) of +2.42% for the year ending 8/31/25.

• The Fund returned +0.27% for the period. The portfolio’s higher yield vs. the Bloomberg US Treasury Index was not enough to compensate for the greater term premium investors demanded for buying the long end of the curve. Since longer dated bonds are more sensitive to interest rate moves than short-dated bonds, the Fund’s overweight positioning, concentrated on 20- and 30-year as longer dated bonds, was a drag on returns, causing underperformance for the fiscal year.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	Cumulative Performance (based on a hypothetical $10,000 investment)
Average Annual Return [Table Text Block]

Annual Performance

	1 Year	5 years	10 Years
U.S. Government Securities Fund, K Class	0.27%	-1.65%	0.11%
Bloomberg U.S. Aggregate Bond Index	3.14%	-0.68%	1.80%
Bloomberg U.S. Treasury Index	2.42%	-1.47%	1.18%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 142,004
Holdings Count | Holdings	19
Advisory Fees Paid, Amount	$ 152
Investment Company, Portfolio Turnover	52.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2025)

Net Assets	$142,004
Total Number of Portfolio Holdings	19
Total Advisory Fees Paid	$152
Portfolio Turnover Rate	52%

Holdings [Text Block]	What did the Fund invest in? (% of Total Investments as of August 31, 2025) Sector Breakdown
Largest Holdings [Text Block]
Top Ten Holdings	Percentage of Total Investments
United States Treasury Note/Bond, 03/15/2028	13.6%
United States Treasury Note/Bond, 11/15/2041	10.3%
United States Treasury Note/Bond, 04/30/2032	9.1%
United States Treasury Note/Bond, 11/15/2054	8.8%
United States Treasury Note/Bond, 09/30/2029	7.5%
United States Treasury Note/Bond, 08/15/2034	7.4%
United States Treasury Note/Bond, 05/18/2041	6.5%
United States Treasury Note/Bond, 03/31/2027	6.5%
United States Treasury Note/Bond, 10/31/2030	6.3%
United States Treasury Note/Bond, 02/15/2026	6.1%

The United States Treasury Trust - Investor Shares
Shareholder Report [Line Items]
Fund Name	The United States Treasury Trust
Class Name	Investor Class Shares
Trading Symbol	UTSXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the The United States Treasury Trust for the period September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://sheltonfunds.com/forms-literature/. You can also request this information by calling (800) 955-9988 or by sending an e‑mail to info@sheltoncap.com.
Additional Information Phone Number	(800) 955-9988
Additional Information Email	info@sheltoncap.com
Additional Information Website	https://sheltonfunds.com/forms-literature/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
The United States Treasury Trust, Investor Class	$90	0.88%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.88%
Net Assets	$ 25,970,927
Holdings Count | Holdings	9
Advisory Fees Paid, Amount	$ 128,103
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2025)

Net Assets	$25,970,927
Total Number of Portfolio Holdings	9
Total Advisory Fees Paid	$128,103

Holdings [Text Block]	What did the Fund invest in? (% of Total Investments as of August 31, 2025) Sector Breakdown
Largest Holdings [Text Block]
Top Ten Holdings	Percentage of Total Investments
United States Treasury Bill, 10/02/25	19.2%
United States Treasury Bill, 09/04/25	17.7%
United States Treasury Bill, 11/20/25	13.7%
United States Treasury Bill, 10/21/25	10.3%
United States Treasury Bill, 10/28/25	8.4%
United States Treasury Bill, 09/09/25	8.1%
United States Treasury Bill, 10/16/25	7.7%
United States Treasury Bill, 12/11/25	7.6%
United States Treasury Bill, 11/04/25	7.3%

S&P 500 Index Fund - Investor Shares
Shareholder Report [Line Items]
Fund Name	S&P 500 Index Fund
Class Name	Investor Class Shares
Trading Symbol	SPFIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the S&P 500 Index Fund for the period September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://sheltonfunds.com/forms-literature/. You can also request this information by calling (800) 955-9988 or by sending an e‑mail to info@sheltoncap.com.
Additional Information Phone Number	(800) 955-9988
Additional Information Email	info@sheltoncap.com
Additional Information Website	https://sheltonfunds.com/forms-literature/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
S&P 500 Index Fund, Investor Class	$43	0.42%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.42%
Factors Affecting Performance [Text Block]

What affected the Fund's performance this period?

• For the fiscal year ended August 31, 2025, U.S. trade policy developments contributed to market volatility, while inflation fluctuated within a range of 2.3% to 3.0% year-over-year. During the same period, the Federal Reserve reduced the federal funds rate from 5.5% at the start of the fiscal year to 4.5% by year-end. While the rate reduction is broadly considered supportive of financial markets, its impacts varied across asset classes. According to Bloomberg, LLC, the fund’s returns exhibited a correlation of 1.00 to the S&P 500 Index.

• The Information Technology sector contributed the most to the fund’s total return, gaining over 22%. Within this sector, the Semiconductors & Semiconductor Equipment industry drove most of the returns, gaining over 37% for the fiscal year. Additionally, the Communication Services sector was the second largest contributor, returning over 34%, led by the Media & Entertainment industry which returned over 35%.

• Contrarily, the GICS Health Care sector, detracted the most from the fund’s total return, down more than 11%. Within this sector, the Pharmaceuticals, Biotechnology & Life Sciences industry detracted the most, losing over 12% for the year. Additionally, the Materials industry, within the Materials sector, had a positive return of less than 1%, which lagged behind the other sectors with positive returns.

• In terms of specific stock holdings, Nvidia, Microsoft, Broadcom, and Meta were the top four contributors to the total return of the fund, gaining over 45%, 22%, 84%, and 42%, respectively. Conversely, the top four detractors were Unitedhealthcare Group, Eli Lilly & Co, Adobe, and Merck & Co, which lost more than 46%, 23%, 37%, and 26%, respectively for the fund’s fiscal year.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	Cumulative Performance (based on a hypothetical $10,000 investment)
Average Annual Return [Table Text Block]	Annual Performance
	1 Year	5 Years	10 Years
S&P 500 Index Fund, Investor Class	15.40%	14.27%	14.19%
S&P 500 Index	15.85%	14.73%	14.58%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 297,934,113
Holdings Count | Holdings	502
Advisory Fees Paid, Amount	$ 705,307
Investment Company, Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2025)

Net Assets	$297,934,113
Total Number of Portfolio Holdings	502
Total Advisory Fees Paid	$705,307
Portfolio Turnover Rate	10%

Holdings [Text Block]	What did the Fund invest in? (% of Total Investments as of August 31, 2025) Sector Breakdown
Largest Holdings [Text Block]

Top Ten Holdings	Percentage of Total Investments
NVIDIA Corp	7.7%
Microsoft Corp	6.8%
Apple Inc	6.3%
Amazon.com Inc	3.9%
Meta Platforms Inc	2.9%
Broadcom Inc	2.5%
Alphabet Inc - Class A	2.2%
Alphabet Inc - Class C	1.8%
Tesla Inc	1.7%
Berkshire Hathaway Inc	1.7%

S&P 500 Index Fund - K Shares
Shareholder Report [Line Items]
Fund Name	S&P 500 Index Fund
Class Name	K Class Shares
Trading Symbol	SPXKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the S&P 500 Index Fund for the period September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://sheltonfunds.com/forms-literature/. You can also request this information by calling (800) 955-9988 or by sending an e‑mail to info@sheltoncap.com.
Additional Information Phone Number	(800) 955-9988
Additional Information Email	info@sheltoncap.com
Additional Information Website	https://sheltonfunds.com/forms-literature/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
S&P 500 Index Fund, K Class	$94	0.92%

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	0.92%
Factors Affecting Performance [Text Block]

What affected the Fund's performance this period?

• For the fiscal year ended August 31, 2025, U.S. trade policy developments contributed to market volatility, while inflation fluctuated within a range of 2.3% to 3.0% year-over-year. During the same period, the Federal Reserve reduced the federal funds rate from 5.5% at the start of the fiscal year to 4.5% by year-end. While the rate reduction is broadly considered supportive of financial markets, its impacts varied across asset classes. According to Bloomberg, LLC, the fund’s returns exhibited a correlation of 1.00 to the S&P 500 Index.

• The Information Technology sector contributed the most to the fund’s total return, gaining over 22%. Within this sector, the Semiconductors & Semiconductor Equipment industry drove most of the returns, gaining over 37% for the fiscal year. Additionally, the Communication Services sector was the second largest contributor, returning over 34%, led by the Media & Entertainment industry which returned over 35%.

• Contrarily, the GICS Health Care sector, detracted the most from the fund’s total return, down more than 11%. Within this sector, the Pharmaceuticals, Biotechnology & Life Sciences industry detracted the most, losing over 12% for the year. Additionally, the Materials industry, within the Materials sector, had a positive return of less than 1%, which lagged behind the other sectors with positive returns.

• In terms of specific stock holdings, Nvidia, Microsoft, Broadcom, and Meta were the top four contributors to the total return of the fund, gaining over 45%, 22%, 84%, and 42%, respectively. Conversely, the top four detractors were Unitedhealthcare Group, Eli Lilly & Co, Adobe, and Merck & Co, which lost more than 46%, 23%, 37%, and 26%, respectively for the fund’s fiscal year.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	Cumulative Performance (based on a hypothetical $10,000 investment)
Average Annual Return [Table Text Block]	Annual Performance
	1 Year	5 Years	10 Years
S&P 500 Index Fund, K Class	14.82%	13.70%	13.62%
S&P 500 Index	15.85%	14.73%	14.58%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 2,421,630
Holdings Count | Holdings	502
Advisory Fees Paid, Amount	$ 5,156
Investment Company, Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2025)

Net Assets	$2,421,630
Total Number of Portfolio Holdings	502
Total Advisory Fees Paid	$5,156
Portfolio Turnover Rate	10%

Holdings [Text Block]	What did the Fund invest in? (% of Total Investments as of August 31, 2025) Sector Breakdown
Largest Holdings [Text Block]
Top Ten Holdings	Percentage of Total Investments
NVIDIA Corp	7.7%
Microsoft Corp	6.8%
Apple Inc	6.3%
Amazon.com Inc	3.9%
Meta Platforms Inc	2.9%
Broadcom Inc	2.5%
Alphabet Inc - Class A	2.2%
Alphabet Inc - Class C	1.8%
Tesla Inc	1.7%
Berkshire Hathaway Inc	1.7%

S&P MidCap Index Fund - Investor Shares
Shareholder Report [Line Items]
Fund Name	S&P MidCap Index Fund
Class Name	Investor Class Shares
Trading Symbol	SPMIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the S&P MidCap Index Fund for the period September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://sheltonfunds.com/forms-literature/. You can also request this information by calling (800) 955-9988 or by sending an e‑mail to info@sheltoncap.com.
Additional Information Phone Number	(800) 955-9988
Additional Information Email	info@sheltoncap.com
Additional Information Website	https://sheltonfunds.com/forms-literature/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
S&P MidCap Index Fund, Investor Class	$64	0.63%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	0.63%
Factors Affecting Performance [Text Block]

What affected the Fund's performance this period?

• For the fiscal year ending August 31, 2025, U.S. trade policy developments contributed to market volatility, while inflation fluctuated within a range of 2.3% to 3.0% year-over-year. During the same period, the Federal Reserve reduced the federal funds rate from 5.5% at the start of the fiscal year to 4.5% by year-end. While the rate reduction is broadly considered supportive of financial markets, its impacts varied across asset classes. According to Bloomberg, LLC, the fund’s returns exhibited a correlation of 1.00 to the S&P MidCap 400 Index.

• The Industrials sector contributed the most to the fund’s total return, gaining over 11%. Within this sector, the Capital Goods industry drove most of the returns, gaining over 19% for the fiscal year. Additionally, the Financials sector was the second largest contributor, returning over 15%, led by the Financial Services industry which returned over 21%.

• Contrarily, the GICS Health Care sector detracted the most from the fund’s toral return, down more than 12%. Within this sector, the Pharmaceuticals, Biotechnology & Life Sciences industry detracted the most, losing over 20%. Additionally, the Real Estate Sector also detracted from performance, gaining less than 1% for the year, led by REITS, which lost less than 1%.

• In terms of specific stock holdings, Texas Pacific Land Corp, Interactive Brokers, Comfort Systems USA, and Emcor Group were the top four contributors to the total return of the fund, gaining over 7%, 94%, 99%, and 58%, respectively. Conversely, the top four detractors were Sarepta Therapeutics, Avantor, Biomarin Pharmaceutical, and Acadia Healthcare which lost over 86%, 47%, 36%, and 71%, respectively, for the fund’s fiscal year.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	Cumulative Performance (based on a hypothetical $10,000 investment)
Average Annual Return [Table Text Block]	Annual Performance
	1 Year	5 Years	10 Years
S&P MidCap Index Fund, Investor Class	6.06%	12.15%	10.03%
S&P 1500 Index	15.06%	14.57%	14.21%
S&P MidCap 400 Index	6.84%	12.73%	10.38%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 107,678,457
Holdings Count | Holdings	393
Advisory Fees Paid, Amount	$ 426,865
Investment Company, Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2025)

Net Assets	$107,678,457
Total Number of Portfolio Holdings	393
Total Advisory Fees Paid	$426,865
Portfolio Turnover Rate	12%

Holdings [Text Block]	What did the Fund invest in? (% of Total Investments as of August 31, 2025) Sector Breakdown
Largest Holdings [Text Block]
Top Ten Holdings	Percentage of Total Investments
United States Treasury Bill	1.8%
EMCOR Group Inc	0.9%
Interactive Brokers Group Inc	0.9%
Comfort Systems USA Inc	0.8%
Pure Storage Inc	0.8%
RB Global Inc	0.7%
Flex Ltd	0.7%
Casey's General Stores Inc	0.6%
Burlington Stores Inc	0.6%
Guidewire Software Inc	0.6%

S&P MidCap Index Fund - K Shares
Shareholder Report [Line Items]
Fund Name	S&P MidCap Index Fund
Class Name	K Class Shares
Trading Symbol	MIDKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the S&P MidCap Index Fund for the period September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://sheltonfunds.com/forms-literature/. You can also request this information by calling (800) 955-9988 or by sending an e‑mail to info@sheltoncap.com.
Additional Information Phone Number	(800) 955-9988
Additional Information Email	info@sheltoncap.com
Additional Information Website	https://sheltonfunds.com/forms-literature/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
S&P MidCap Index Fund, K Class	$115	1.13%

Expenses Paid, Amount	$ 115
Expense Ratio, Percent	1.13%
Factors Affecting Performance [Text Block]

What affected the Fund's performance this period?

• For the fiscal year ending August 31, 2025, U.S. trade policy developments contributed to market volatility, while inflation fluctuated within a range of 2.3% to 3.0% year-over-year. During the same period, the Federal Reserve reduced the federal funds rate from 5.5% at the start of the fiscal year to 4.5% by year-end. While the rate reduction is broadly considered supportive of financial markets, its impacts varied across asset classes. According to Bloomberg, LLC, the fund’s returns exhibited a correlation of 1.00 to the S&P MidCap 400 Index.

• The Industrials sector contributed the most to the fund’s total return, gaining over 11%. Within this sector, the Capital Goods industry drove most of the returns, gaining over 19% for the fiscal year. Additionally, the Financials sector was the second largest contributor, returning over 15%, led by the Financial Services industry which returned over 21%.

• Contrarily, the GICS Health Care sector detracted the most from the fund’s toral return, down more than 12%. Within this sector, the Pharmaceuticals, Biotechnology & Life Sciences industry detracted the most, losing over 20%. Additionally, the Real Estate Sector also detracted from performance, gaining less than 1% for the year, led by REITS, which lost less than 1%.

• In terms of specific stock holdings, Texas Pacific Land Corp, Interactive Brokers, Comfort Systems USA, and Emcor Group were the top four contributors to the total return of the fund, gaining over 7%, 94%, 99%, and 58%, respectively. Conversely, the top four detractors were Sarepta Therapeutics, Avantor, Biomarin Pharmaceutical, and Acadia Healthcare which lost over 86%, 47%, 36%, and 71%, respectively, for the fund’s fiscal year.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	Cumulative Performance (based on a hypothetical $10,000 investment)
Average Annual Return [Table Text Block]	Annual Performance
	1 Year	5 Years	10 Years
S&P MidCap Index Fund, K Class	5.54%	11.59%	9.35%
S&P 1500 Index	15.06%	14.57%	14.21%
S&P MidCap 400 Index	6.84%	12.73%	10.38%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 421,668
Holdings Count | Holdings	393
Advisory Fees Paid, Amount	$ 1,805
Investment Company, Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2025)

Net Assets	$421,668
Total Number of Portfolio Holdings	393
Total Advisory Fees Paid	$1,805
Portfolio Turnover Rate	12%

Holdings [Text Block]	What did the Fund invest in? (% of Total Investments as of August 31, 2025) Sector Breakdown
Largest Holdings [Text Block]
Top Ten Holdings	Percentage of Total Investments
United States Treasury Bill	1.8%
EMCOR Group Inc	0.9%
Interactive Brokers Group Inc	0.9%
Comfort Systems USA Inc	0.8%
Pure Storage Inc	0.8%
RB Global Inc	0.7%
Flex Ltd	0.7%
Casey's General Stores Inc	0.6%
Burlington Stores Inc	0.6%
Guidewire Software Inc	0.6%

Shelton Equity Income Fund - Investor Shares
Shareholder Report [Line Items]
Fund Name	Shelton Equity Income Fund
Class Name	Investor Class Shares
Trading Symbol	EQTIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Shelton Equity Income Fund for the period September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://sheltonfunds.com/forms-literature/. You can also request this information by calling (800) 955-9988 or by sending an e‑mail to info@sheltoncap.com.
Additional Information Phone Number	(800) 955-9988
Additional Information Email	info@sheltoncap.com
Additional Information Website	https://sheltonfunds.com/forms-literature/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Shelton Equity Income Fund, Investor Class	$65	0.64%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	0.64%
Factors Affecting Performance [Text Block]

What affected the Fund's performance this period?

• Performance from Key Holdings: Significant contributions from holdings such as Netflix (NFLX), Broadcom (AVGO), and Goldman Sachs (GS) enhanced the Fund’s total return. These names benefited from strong earnings and favorable sector tailwinds, helping the Fund outperform the CBOE S&P 500 BuyWrite Monthly Index (BXM).

• Use of Covered Call Strategy: The Fund’s active strategy of writing covered calls on individual large-cap equities like NVIDIA (NVDA) and Oracle (ORCL) generated premiums that supported cash flow and helped buffer volatility during periods of market rotation.

• Sector Weighting Adjustments: Strategic allocations to sectors such as technology, financials, and energy aligned well with broader market trends. These tilts provided exposure to momentum areas while avoiding over-concentration in underperforming sectors like healthcare.

• Market Dynamics and Economic Factors: The portfolio navigated a complex backdrop of moderating inflation, interest rate pauses, and renewed AI enthusiasm. The Fund's focus on quality businesses with durable earnings supported resilient performance during macro uncertainty.

• Diversification Across Strong Companies: A balanced portfolio of dividend-payers and growth leaders—such as Arista Networks (ANET), Constellation Energy (CEG), and Johnson & Johnson (JNJ)—reduced downside risk and contributed to overall gains during the fiscal year. This diversification helped offset weakness in holdings like UnitedHealth (UNH), Chipotle (CMG), and PayPal (PYPL).

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	Cumulative Performance (based on a hypothetical $10,000 investment)
Average Annual Return [Table Text Block]	Annual Performance
	1 Year	5 Years	1 Years
Shelton Equity Income Fund, Investor Class	9.38%	12.27%	9.94%
S&P 500 Index	15.85%	14.73%	14.58%
CBOE S&P 500 BuyWrite Index	7.72%	9.15%	6.84%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 986,961,083
Holdings Count | Holdings	252
Advisory Fees Paid, Amount	$ 4,122,228
Investment Company, Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2025)

Net Assets	$986,961,083
Total Number of Portfolio Holdings	252
Total Advisory Fees Paid	$4,122,228
Portfolio Turnover Rate	48%

Holdings [Text Block]	What did the Fund invest in? (% of Total Investments as of August 31, 2025) Sector Breakdown
Largest Holdings [Text Block]
Top Ten Holdings	Percentage of Total investments
United States Treasury Bill	7.2%
Apple Inc	3.1%
Alphabet Inc	2.4%
NVIDIA Corp	2.4%
Broadcom Inc	1.9%
Microsoft Corp	1.9%
The Walt Disney Co	1.8%
Citigroup Inc	1.8%
Johnson & Johnson	1.8%
Arista Networks Inc	1.8%

Shelton Equity Income Fund - K Shares
Shareholder Report [Line Items]
Fund Name	Shelton Equity Income Fund
Class Name	K Class Shares
Trading Symbol	EQTKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Shelton Equity Income Fund for the period September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://sheltonfunds.com/forms-literature/. You can also request this information by calling (800) 955-9988 or by sending an e‑mail to info@sheltoncap.com.
Additional Information Phone Number	(800) 955-9988
Additional Information Email	info@sheltoncap.com
Additional Information Website	https://sheltonfunds.com/forms-literature/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Shelton Equity Income Fund, K Class	$116	1.14%

Expenses Paid, Amount	$ 116
Expense Ratio, Percent	1.14%
Factors Affecting Performance [Text Block]

What affected the Fund's performance this period?

• Performance from Key Holdings: Significant contributions from holdings such as Netflix (NFLX), Broadcom (AVGO), and Goldman Sachs (GS) enhanced the Fund’s total return. These names benefited from strong earnings and favorable sector tailwinds, helping the Fund outperform the CBOE S&P 500 BuyWrite Monthly Index (BXM).

• Use of Covered Call Strategy: The Fund’s active strategy of writing covered calls on individual large-cap equities like NVIDIA (NVDA) and Oracle (ORCL) generated premiums that supported cash flow and helped buffer volatility during periods of market rotation.

• Sector Weighting Adjustments: Strategic allocations to sectors such as technology, financials, and energy aligned well with broader market trends. These tilts provided exposure to momentum areas while avoiding over-concentration in underperforming sectors like healthcare.

• Market Dynamics and Economic Factors: The portfolio navigated a complex backdrop of moderating inflation, interest rate pauses, and renewed AI enthusiasm. The Fund's focus on quality businesses with durable earnings supported resilient performance during macro uncertainty.

• Diversification Across Strong Companies: A balanced portfolio of dividend-payers and growth leaders—such as Arista Networks (ANET), Constellation Energy (CEG), and Johnson & Johnson (JNJ)—reduced downside risk and contributed to overall gains during the fiscal year. This diversification helped offset weakness in holdings like UnitedHealth (UNH), Chipotle (CMG), and PayPal (PYPL).

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	Cumulative Performance (based on a hypothetical $10,000 investment)
Average Annual Return [Table Text Block]	Annual Performance
	1 Year	5 Years	10 Years
Shelton Equity Income Fund, K Class	8.84%	11.71%	9.39%
S&P 500 Index	15.85%	14.73%	14.58%
CBOE S&P 500 BuyWrite Index	7.72%	9.15%	6.84%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 175,854
Holdings Count | Holdings	252
Advisory Fees Paid, Amount	$ 773
Investment Company, Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2025)

Net Assets	$175,854
Total Number of Portfolio Holdings	252
Total Advisory Fees Paid	$773
Portfolio Turnover Rate	48%

Holdings [Text Block]	What did the Fund invest in? (% of Total Investments as of August 31, 2025) Sector Breakdown
Largest Holdings [Text Block]
Top Ten Holdings	Percentage of Total investments
United States Treasury Bill	7.2%
Apple Inc	3.1%
Alphabet Inc	2.4%
NVIDIA Corp	2.4%
Broadcom Inc	1.9%
Microsoft Corp	1.9%
The Walt Disney Co	1.8%
Citigroup Inc	1.8%
Johnson & Johnson	1.8%
Arista Networks Inc	1.8%

S&P SmallCap Index Fund - Investor Shares
Shareholder Report [Line Items]
Fund Name	S&P SmallCap Index Fund
Class Name	Investor Class Shares
Trading Symbol	SMCIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the S&P SmallCap Index Fund for the period September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://sheltonfunds.com/forms-literature/. You can also request this information by calling (800) 955-9988 or by sending an e‑mail to info@sheltoncap.com.
Additional Information Phone Number	(800) 955-9988
Additional Information Email	info@sheltoncap.com
Additional Information Website	https://sheltonfunds.com/forms-literature/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
S&P SmallCap Index Fund, Investor Class	$88	0.86%

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	0.86%
Factors Affecting Performance [Text Block]

What affected the Fund's performance this period?

• For the fiscal year ended August 31, 2025, U.S. trade policy developments contributed to market volatility, while inflation fluctuated within a range of 2.3% to 3.0% year-over-year. During the same period, the Federal Reserve reduced the federal funds rate from 5.5% at the start of the fiscal year to 4.5% by year-end. While the rate reduction is broadly considered supportive of financial markets, its impacts varied across asset classes. According to Bloomberg, LLC, the fund’s returns exhibited a correlation of 1.00 to the S&P SmallCap 600 Index.

• The Industrials sector contributed the most to the fund’s total return, gaining over 14%. Within this sector, the Capital Goods industry drove most of the returns, gaining over 19% for the fiscal year. Additionally, the Financials sector was the second largest contributor, returning over 13%, led by the Financial Services industry which returned over 14%.

• Contrarily, the Health Care sector detracted the most to the fund’s total return, losing more than 10% for the year. Within the sector, the Health Care Equipment & Services industry decreased the most with a loss of more than 14%. Additionally, the Energy sector lost more than 21% for the fiscal year.

• In terms of specific stock holdings, MP Materials Corp, MR Cooper Group, Kratos Defense & Security, and Sterling Infrastructure were the top four contributors to the total return of the fund, gaining over 451%, 100%, 187%, and 133%, respectively. Conversely, the top four detractors were Inspire Medical Systems, Organon & Co, SPS Commerce, and Insight Enterprises which lost over 47%, 56%, 44%, and 40% respectively for the fund’s fiscal year.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	Cumulative Performance (based on a hypothetical $10,000 investment)
Average Annual Return [Table Text Block]	Annual Performance
	1 Year	5 Years	10 Years
S&P SmallCap Index Fund, Investor Class	2.51%	11.11%	8.92%
S&P 1500 Index	15.85%	14.73%	14.58%
S&P SmallCap 600 Index	3.46%	11.57%	9.47%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 51,093,721
Holdings Count | Holdings	571
Advisory Fees Paid, Amount	$ 253,372
Investment Company, Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2025)

Net Assets	$51,093,721
Total Number of Portfolio Holdings	571
Total Advisory Fees Paid	$253,372
Portfolio Turnover Rate	20%

Holdings [Text Block]	What did the Fund invest in? (% of Total Investments as of August 31, 2025) Sector Breakdown
Largest Holdings [Text Block]
Top Ten Holdings	Percentage of Total Investments
United States Treasury Bill	1.0%
Mr Cooper Group Inc	0.8%
Kratos Defense & Security Solutions Inc	0.7%
BorgWarner Inc	0.7%
MP Materials Corp	0.6%
SPX Technologies Inc	0.6%
Qorvo Inc	0.6%
Armstrong World Industries Inc	0.6%
Sterling Infrastructure Inc	0.6%
Federal Signal Corp	0.5%

S&P SmallCap Index Fund - K Shares
Shareholder Report [Line Items]
Fund Name	S&P SmallCap Index Fund
Class Name	K Class Shares
Trading Symbol	SMLKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the S&P SmallCap Index Fund for the period September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://sheltonfunds.com/forms-literature/. You can also request this information by calling (800) 955-9988 or by sending an e‑mail to info@sheltoncap.com.
Additional Information Phone Number	(800) 955-9988
Additional Information Email	info@sheltoncap.com
Additional Information Website	https://sheltonfunds.com/forms-literature/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
S&P SmallCap Index Fund, K Class	$138	1.36%

Expenses Paid, Amount	$ 138
Expense Ratio, Percent	1.36%
Factors Affecting Performance [Text Block]

What affected the Fund's performance this period?

• For the fiscal year ended August 31, 2025, U.S. trade policy developments contributed to market volatility, while inflation fluctuated within a range of 2.3% to 3.0% year-over-year. During the same period, the Federal Reserve reduced the federal funds rate from 5.5% at the start of the fiscal year to 4.5% by year-end. While the rate reduction is broadly considered supportive of financial markets, its impacts varied across asset classes. According to Bloomberg, LLC, the fund’s returns exhibited a correlation of 1.00 to the S&P SmallCap 600 Index.

• The Industrials sector contributed the most to the fund’s total return, gaining over 14%. Within this sector, the Capital Goods industry drove most of the returns, gaining over 19% for the fiscal year. Additionally, the Financials sector was the second largest contributor, returning over 13%, led by the Financial Services industry which returned over 14%.

• Contrarily, the Health Care sector detracted the most to the fund’s total return, losing more than 10% for the year. Within the sector, the Health Care Equipment & Services industry decreased the most with a loss of more than 14%. Additionally, the Energy sector lost more than 21% for the fiscal year.

• In terms of specific stock holdings, MP Materials Corp, MR Cooper Group, Kratos Defense & Security, and Sterling Infrastructure were the top four contributors to the total return of the fund, gaining over 451%, 100%, 187%, and 133%, respectively. Conversely, the top four detractors were Inspire Medical Systems, Organon & Co, SPS Commerce, and Insight Enterprises which lost over 47%, 56%, 44%, and 40% respectively for the fund’s fiscal year.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	Cumulative Performance (based on a hypothetical $10,000 investment)
Average Annual Return [Table Text Block]	Annual Performance
	1 Year	5 Years	10 Years
S&P SmallCap Index Fund, K Class	2.00%	10.56%	8.37%
S&P 1500 Index	15.85%	14.73%	14.58%
S&P SmallCap 600 Index	3.46%	11.57%	9.47%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 609,768
Holdings Count | Holdings	571
Advisory Fees Paid, Amount	$ 3,562
Investment Company, Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2025)

Net Assets	$609,768
Total Number of Portfolio Holdings	571
Total Advisory Fees Paid	$3,562
Portfolio Turnover Rate	20%

Holdings [Text Block]	What did the Fund invest in? (% of Total Investments as of August 31, 2025) Sector Breakdown
Largest Holdings [Text Block]
Top Ten Holdings	Percentage of Total Investments
United States Treasury Bill	1.0%
Mr Cooper Group Inc	0.8%
Kratos Defense & Security Solutions Inc	0.7%
BorgWarner Inc	0.7%
MP Materials Corp	0.6%
SPX Technologies Inc	0.6%
Qorvo Inc	0.6%
Armstrong World Industries Inc	0.6%
Sterling Infrastructure Inc	0.6%
Federal Signal Corp	0.5%

Nasdaq-100 Index Fund - Investor Shares
Shareholder Report [Line Items]
Fund Name	Nasdaq-100 Index Fund
Class Name	Investor Class Shares
Trading Symbol	NASDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Nasdaq-100 Index Fund for the period September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://sheltonfunds.com/forms-literature/. You can also request this information by calling (800) 955-9988 or by sending an e‑mail to info@sheltoncap.com.
Additional Information Phone Number	(800) 955-9988
Additional Information Email	info@sheltoncap.com
Additional Information Website	https://sheltonfunds.com/forms-literature/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Nasdaq-100 Index Fund, Investor Class	$53	0.52%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.52%
Factors Affecting Performance [Text Block]

What affected the Fund's performance this period?

• For the fiscal year ended August 31, 2025, U.S. trade policy developments contributed to market volatility, while inflation fluctuated within a range of 2.3% to 3.0% year-over-year. During the same period, the Federal Reserve reduced the federal funds rate from 5.5% at the start of the fiscal year to 4.5% by year-end. While the rate reduction is broadly considered supportive of financial markets, its impacts varied across asset classes. According to Bloomberg, LLC, the fund’s returns exhibited a correlation of 1.00 to the Nasdaq-100 Index.

• The Information Technology sector contributed the most to the fund’s total return, gaining 22%. Within this sector, the Semiconductors & Semiconductor Equipment industry drove most of the returns, gaining over 31% for the fiscal year. Additionally, the Communication Services sector was the second largest contributor, returning over 32%, led by the Media & Entertainment industry which returned over 33%.

• Contrarily, the Health Care sectordetracted the most from the fund’s total return, down more than 9%.Within this sector, the Pharmaceuticals, Biotechnology & Life Sciences industry detracted the most, losing over 13% for the year. Additionally, the Consumer Staples sector was the second largest detractor to total return, down by more than 1% for the fiscal year, being brought down the most by the Food, Beverage & Tobacco industry, which lost more than 6%.

• In terms of specific stock holdings, Broadcom, Nvidia, Microsoft, and Tesla were the top four contributors to the total return of the fund, gaining over 84%, 45%, 22%, and 55%, respectively. Conversely, the top four detractors were Adobe, Regeneron Pharmaceuticals, Apple, and Pepsico, where Adobe, Regeneron, and Pepsico lost more than 37%, 50%, and 10%, respectively and Apple, while up almost 2% for the year, was still a drag on performance due to its large weight and being down for much of the year.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	Cumulative Performance (based on a hypothetical $10,000 investment)
Average Annual Return [Table Text Block]	Annual Performance
	1 Year	5 years	10 years
Nasdaq-100 Index Fund, Investor Class	19.90%	14.58%	18.92%
S&P 500 Index	15.85%	14.73%	14.58%
Nasdaq-100 Index	20.52%	15.01%	19.67%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,889,700,438
Holdings Count | Holdings	103
Advisory Fees Paid, Amount	$ 2,283,262
Investment Company, Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2025)

Net Assets	$1,889,700,438
Total Number of Portfolio Holdings	103
Total Advisory Fees Paid	$2,283,262
Portfolio Turnover Rate	15%

Holdings [Text Block]	What did the Fund invest in? (% of Total Investments as of August 31, 2025) Sector Breakdown
Largest Holdings [Text Block]
Top Ten Holdings	Percentage of Total Investments
NVIDIA Corp	9.7%
Microsoft Corp	8.6%
Apple Inc	7.9%
Amazon.com Inc	5.5%
Broadcom Inc	5.3%
Meta Platforms Inc	3.6%
Netflix Inc	2.9%
Alphabet Inc	2.8%
Tesla Inc	2.7%
United States Treasury Bill	2.7%

Nasdaq-100 Index Fund - K Shares
Shareholder Report [Line Items]
Fund Name	Nasdaq-100 Index Fund
Class Name	K Class Shares
Trading Symbol	NDXKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Nasdaq-100 Index Fund for the period September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://sheltonfunds.com/forms-literature/. You can also request this information by calling (800) 955-9988 or by sending an e‑mail to info@sheltoncap.com.
Additional Information Phone Number	(800) 955-9988
Additional Information Email	info@sheltoncap.com
Additional Information Website	https://sheltonfunds.com/forms-literature/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Nasdaq-100 Index Fund, K Class	$78	0.77%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	0.77%
Factors Affecting Performance [Text Block]

What affected the Fund's performance this period?

• For the fiscal year ended August 31, 2025, U.S. trade policy developments contributed to market volatility, while inflation fluctuated within a range of 2.3% to 3.0% year-over-year. During the same period, the Federal Reserve reduced the federal funds rate from 5.5% at the start of the fiscal year to 4.5% by year-end. While the rate reduction is broadly considered supportive of financial markets, its impacts varied across asset classes. According to Bloomberg, LLC, the fund’s returns exhibited a correlation of 1.00 to the Nasdaq-100 Index.

• The Information Technology sector contributed the most to the fund’s total return, gaining 22%. Within this sector, the Semiconductors & Semiconductor Equipment industry drove most of the returns, gaining over 31% for the fiscal year. Additionally, the Communication Services sector was the second largest contributor, returning over 32%, led by the Media & Entertainment industry which returned over 33%.

• Contrarily, the Health Care sectordetracted the most from the fund’s total return, down more than 9%.Within this sector, the Pharmaceuticals, Biotechnology & Life Sciences industry detracted the most, losing over 13% for the year. Additionally, the Consumer Staples sector was the second largest detractor to total return, down by more than 1% for the fiscal year, being brought down the most by the Food, Beverage & Tobacco industry, which lost more than 6%.

• In terms of specific stock holdings, Broadcom, Nvidia, Microsoft, and Tesla were the top four contributors to the total return of the fund, gaining over 84%, 45%, 22%, and 55%, respectively. Conversely, the top four detractors were Adobe, Regeneron Pharmaceuticals, Apple, and Pepsico, where Adobe, Regeneron, and Pepsico lost more than 37%, 50%, and 10%, respectively and Apple, while up almost 2% for the year, was still a drag on performance due to its large weight and being down for much of the year.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	Cumulative Performance (based on a hypothetical $10,000 investment)
Average Annual Return [Table Text Block]	Annual Performance
	1 Year	5 Years	10 Years
Nasdaq-100 Index Fund, K Class	19.62%	14.13%	18.40%
S&P 500 Index	15.85%	14.73%	14.58%
Nasdaq-100 Index	20.52%	15.01%	19.67%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 41,024,286
Holdings Count | Holdings	103
Advisory Fees Paid, Amount	$ 48,419
Investment Company, Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2025)

Net Assets	$41,024,286
Total Number of Portfolio Holdings	103
Total Advisory Fees Paid	$48,419
Portfolio Turnover Rate	15%

Holdings [Text Block]	What did the Fund invest in? (% of Total Investments as of August 31, 2025) Sector Breakdown
Largest Holdings [Text Block]
Top Ten Holdings	Percentage of Total Investments
NVIDIA Corp	9.7%
Microsoft Corp	8.6%
Apple Inc	7.9%
Amazon.com Inc	5.5%
Broadcom Inc	5.3%
Meta Platforms Inc	3.6%
Netflix Inc	2.9%
Alphabet Inc	2.8%
Tesla Inc	2.7%
United States Treasury Bill	2.7%

Nasdaq-100 Index Fund - Institutional Shares
Shareholder Report [Line Items]
Fund Name	Nasdaq-100 Index Fund
Class Name	Institutional Class Shares
Trading Symbol	NQQQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Nasdaq-100 Index Fund for the period September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://sheltonfunds.com/forms-literature/. You can also request this information by calling (800) 955-9988 or by sending an e‑mail to info@sheltoncap.com.
Additional Information Phone Number	(800) 955-9988
Additional Information Email	info@sheltoncap.com
Additional Information Website	https://sheltonfunds.com/forms-literature/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Nasdaq-100 Index Fund, Institutional Class	$28	0.27%

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.27%
Factors Affecting Performance [Text Block]

What affected the Fund's performance this period?

• For the fiscal year ended August 31, 2025, U.S. trade policy developments contributed to market volatility, while inflation fluctuated within a range of 2.3% to 3.0% year-over-year. During the same period, the Federal Reserve reduced the federal funds rate from 5.5% at the start of the fiscal year to 4.5% by year-end. While the rate reduction is broadly considered supportive of financial markets, its impacts varied across asset classes. According to Bloomberg, LLC, the fund’s returns exhibited a correlation of 1.00 to the Nasdaq-100 Index.

• The Information Technology sector contributed the most to the fund’s total return, gaining 22%. Within this sector, the Semiconductors & Semiconductor Equipment industry drove most of the returns, gaining over 31% for the fiscal year. Additionally, the Communication Services sector was the second largest contributor, returning over 32%, led by the Media & Entertainment industry which returned over 33%.

• Contrarily, the Health Care sectordetracted the most from the fund’s total return, down more than 9%.Within this sector, the Pharmaceuticals, Biotechnology & Life Sciences industry detracted the most, losing over 13% for the year. Additionally, the Consumer Staples sector was the second largest detractor to total return, down by more than 1% for the fiscal year, being brought down the most by the Food, Beverage & Tobacco industry, which lost more than 6%.

• In terms of specific stock holdings, Broadcom, Nvidia, Microsoft, and Tesla were the top four contributors to the total return of the fund, gaining over 84%, 45%, 22%, and 55%, respectively. Conversely, the top four detractors were Adobe, Regeneron Pharmaceuticals, Apple, and Pepsico, where Adobe, Regeneron, and Pepsico lost more than 37%, 50%, and 10%, respectively and Apple, while up almost 2% for the year, was still a drag on performance due to its large weight and being down for much of the year.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	Cumulative Performance (based on a hypothetical $10,000,000 investment)
Average Annual Return [Table Text Block]	Annual Performance
	1 Year	Since Inception (3/7/22)
Nasdaq-100 Index Fund, Institutional Class	20.22%	18.22%
S&P 500 Index	15.85%	14.86%
Nasdaq-100 Index	20.52%	18.56%

Performance Inception Date	Mar. 07, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 58,146,502
Holdings Count | Holdings	103
Advisory Fees Paid, Amount	$ 54,800
Investment Company, Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2025)

Net Assets	$58,146,502
Total Number of Portfolio Holdings	103
Total Advisory Fees Paid	$54,800
Portfolio Turnover Rate	15%

Holdings [Text Block]	What did the Fund invest in? (% of Total Investments as of August 31, 2025) Sector Breakdown
Largest Holdings [Text Block]
Top Ten Holdings	Percentage of Total Investments
NVIDIA Corp	9.7%
Microsoft Corp	8.6%
Apple Inc	7.9%
Amazon.com Inc	5.5%
Broadcom Inc	5.3%
Meta Platforms Inc	3.6%
Netflix Inc	2.9%
Alphabet Inc	2.8%
Tesla Inc	2.7%
United States Treasury Bill	2.7%

Shelton Sustainable Equity Fund - Investor Shares
Shareholder Report [Line Items]
Fund Name	Shelton Sustainable Equity Fund
Class Name	Investor Class Shares
Trading Symbol	NEXTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Shelton Sustainable Equity Fund for the period September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://sheltonfunds.com/forms-literature/. You can also request this information by calling (800) 955-9988 or by sending an e‑mail to info@sheltoncap.com.
Additional Information Phone Number	(800) 955-9988
Additional Information Email	info@sheltoncap.com
Additional Information Website	https://sheltonfunds.com/forms-literature/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Shelton Sustainable Equity Fund, Investor Class	$128	1.26%

Expenses Paid, Amount	$ 128
Expense Ratio, Percent	1.26%
Factors Affecting Performance [Text Block]

What affected the Fund's performance this period?

Mid-cap stocks underperformed the broader market over the fiscal year, delivering a 6.84% total return, compared to the 15.85% total return of the S&P 500 Index, still largely driven by Tech stocks and the euphoria over the promise of Artificial Intelligence.

Sustainability stocks were out of favor during most of this time period, but with a reversal in the Q2 2025 of the Sustainability thematics, the fund regained returns delivering a 5.67% total return for the period, largely attributed to changes in interest rates and easing of regulatory pressure.

With a continued focus on Industrials, Energy and Utilities, the hype around data centers and the energy demand required for such data centers started to materialize in corporate earnings and stock prices, resulting in fund performance catching up to the S&P MidCap 400 Index during the fiscal year. Additional sectors adding to performance were Health Care and Consumer Discretionary. The Financials, IT, Communications and Consumer Staples sectors detracted from returns.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	Cumulative Performance (based on a hypothetical $10,000 investment)
Average Annual Return [Table Text Block]	Annual Performance
	1 Year	5 Years	10 Years
Shelton Sustainable Equity Fund, Investor Class	5.67%	4.30%	10.85%
S&P 1500 Index	15.06%	14.57%	14.21%
S&P MidCap 400 Index	6.84%	12.73%	10.38%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 66,641,568
Holdings Count | Holdings	47
Advisory Fees Paid, Amount	$ 594,752
Investment Company, Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2025)

Net Assets	$66,641,568
Total Number of Portfolio Holdings	47
Total Advisory Fees Paid	$594,752
Portfolio Turnover Rate	21%

Holdings [Text Block]	What did the Fund invest in? (% of Total Investments as of August 31, 2025) Sector Breakdown
Largest Holdings [Text Block]
Top Ten Holdings	Percentage of Total Investments
Ormat Technologies Inc	4.1%
Gaztransport Et Technigaz SA	3.7%
Siemens AG	3.6%
Deere & Co	3.5%
First Solar Inc	3.4%
Aramark	3.4%
HA Sustainable Infrastructure Capital Inc	3.3%
Bunge Global SA	3.3%
CF Industries Holdings Inc	3.3%
Schneider Electric SE	3.2%

Shelton Sustainable Equity Fund - Institutional Shares
Shareholder Report [Line Items]
Fund Name	Shelton Sustainable Equity Fund
Class Name	Institutional Class Shares
Trading Symbol	NEXIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Shelton Sustainable Equity Fund for the period September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://sheltonfunds.com/forms-literature/. You can also request this information by calling (800) 955-9988 or by sending an e‑mail to info@sheltoncap.com.
Additional Information Phone Number	(800) 955-9988
Additional Information Email	info@sheltoncap.com
Additional Information Website	https://sheltonfunds.com/forms-literature/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Shelton Sustainable Equity Fund, Institutional Class	$103	1.01%

Expenses Paid, Amount	$ 103
Expense Ratio, Percent	1.01%
Factors Affecting Performance [Text Block]

What affected the Fund's performance this period?

Mid-cap stocks underperformed the broader market over the fiscal year, delivering a 6.84% total return, compared to the 15.85% total return of the S&P 500 Index, still largely driven by Tech stocks and the euphoria over the promise of Artificial Intelligence.

Sustainability stocks were out of favor during most of this time period, but with a reversal in the Q2 2025 of the Sustainability thematics, the fund regained returns delivering a 5.93% total return for the period, largely attributed to changes in interest rates and easing of regulatory pressure.

With a continued focus on Industrials, Energy and Utilities, the hype around data centers and the energy demand required for such data centers started to materialize in corporate earnings and stock prices, resulting in fund performance catching up to the S&P MidCap 400 Index during the fiscal year. Additional sectors adding to performance were Health Care and Consumer Discretionary. The Financials, IT, Communications and Consumer Staples sectors detracted from returns.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	Cumulative Performance (based on a hypothetical $500,000 investment)
Average Annual Return [Table Text Block]	Annual Performance
	1 Year	Since Inception (10/10/22)
Shelton Sustainable Equity Fund, Institutional Class	5.93%	5.81%
S&P 1500 Index	15.06%	23.28%
S&P MidCap 400 Index	6.84%	15.24%

Performance Inception Date	Oct. 10, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 9,377,429
Holdings Count | Holdings	47
Advisory Fees Paid, Amount	$ 67,665
Investment Company, Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2025)

Net Assets	$9,377,429
Total Number of Portfolio Holdings	47
Total Advisory Fees Paid	$67,665
Portfolio Turnover Rate	21%

Holdings [Text Block]	What did the Fund invest in? (% of Total Investments as of August 31, 2025) Sector Breakdown
Largest Holdings [Text Block]
Top Ten Holdings	Percentage of Total Investments
Ormat Technologies Inc	4.1%
Gaztransport Et Technigaz SA	3.7%
Siemens AG	3.6%
Deere & Co	3.5%
First Solar Inc	3.4%
Aramark	3.4%
HA Sustainable Infrastructure Capital Inc	3.3%
Bunge Global SA	3.3%
CF Industries Holdings Inc	3.3%
Schneider Electric SE	3.2%